Condensed Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, authorized	1,000,000	1,000,000	1,000,000
Preference shares, issued
Preference shares, outstanding
Class A Ordinary Shares
Number of shares subject to possible redemption	6,729,062	6,636,795	6,690,513
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, issued	1,320,938	1,413,205	1,359,487
Ordinary shares, outstanding	1,320,938	1,413,205	1,359,487
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, issued	2,082,500	2,082,500	2,082,500
Ordinary shares, outstanding	2,082,500	2,082,500	2,082,500